Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Additional Information (Detail) $ in Millions							6 Months Ended	12 Months Ended
	Feb. 29, 2024	Jan. 30, 2023 USD ($) t	Oct. 31, 2022 USD ($)	Oct. 25, 2022 USD ($)	Mar. 31, 2021 USD ($) Integer	Mar. 29, 2019 USD ($)	Jul. 09, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 01, 2023 USD ($)	May 11, 2023 USD ($)	Jul. 11, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 10, 2021 USD ($)	Jan. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Goodwill							$ 41	$ 7,674	$ 7,538				$ 7,984
Loss on sale of discontinued operations							$ 67
Sale Of Assets					$ 44
Percentage of internal and external revenues	10.00%
Percentage of combined net profit or loss	10.00%
Percentage of combined assets in operating segments	10.00%
Percentage of threshold of individual operating segment	10.00%
Percentage of entitys revenue	75.00%
Neoris N.V. [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in joint venture				35.00%
Concrete Plants [Member]
Disclosure of operating segments [line items]
Number Of Assets Held For Sale | Integer					24
Quarry [Member]
Disclosure of operating segments [line items]
Number Of Assets Held For Sale | Integer					1
White Cement Business [Member]
Disclosure of operating segments [line items]
Consideration, on sale of operations						$ 155
Pro Stein [Member]
Disclosure of operating segments [line items]
Percentage of voting equity interests acquired												53.00%
Consideration transferred												$ 21
Goodwill														$ 4
Goodwill recognised as of acquisition date												$ 0
Broquers Ambiental [Member]
Disclosure of operating segments [line items]
Consideration transferred														$ 13
Kiesel [member]
Disclosure of operating segments [line items]
Consideration transferred										$ 13	$ 75
Goodwill								5
SHTANG Recycle LTD [Member]
Disclosure of operating segments [line items]
Goodwill								$ 3
Consideration, on sale of operations		$ 13
Percentage of ownership interest sold		51.00%
Number of tons of waste | t		600,000
Discontinued operations [member] | Neoris N.V. [Member]
Disclosure of operating segments [line items]
Consideration, on sale of operations				$ 119
Percentage of ownership interest sold				65.00%				65.00%
Discontinued operations [member] | Neoris [Member]
Disclosure of operating segments [line items]
Proceeds from divestiture				$ 117
Israel [member] | Kinneret and Beton-He'Emek [Member] | Readymix Business Netei Noy [member]
Disclosure of operating segments [line items]
Consideration transferred															$ 6
Goodwill													$ 5
Costa Rica and El Salvador [Member]
Disclosure of operating segments [line items]
Consideration, on sale of operations			$ 325
Gains (losses) on exchange differences on translation of foreign operations, net of tax									$ 240